Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Abstract]
Schedule of Available-for-Sale Investments Include Convertible Bonds and Redeemable Preferred Shares Measured and Recorded at Fair Value on Recurring Basis

As of December 31, 2016 and 2017, available-for-sale investments recorded in short-term and long-term investments mainly include the convertible bonds and redeemable preferred shares. Those are measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition and are as follows:

	As of December 31, 2016
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Convertible bonds	—	10,240	—	10,240
Total:	—	10,240	—	10,240

	As of December 31, 2017
Description	Quoted Prices in Active Market for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Convertible bonds	—	14,130	—	14,130
Redeemable preferred shares	—	20,077	—	20,077
Total:	—	34,207	—	34,207